Supplement dated January 30, 2012
to the Statement of Additional Information
for Principal Funds, Inc.
dated December 30, 2011

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

On or about February 3, 2012, make the following changes.

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors

On page 51, add the following:

Sub-Advisor:	Brookfield Investment Management Inc. is a wholly-owned subsidiary of Brookfield Asset
Management, a global asset manager that focuses on property, renewable power, and infrastructure assets.

Fund(s):	a portion of the assets of Diversified Real Asset

On page 53, add the following:

Sub-Advisor:	Symphony Asset Management LLC. is a wholly-owned subsidiary of Nuveen Investments,
Inc., a global investment services firm. Nuveen Investments, Inc. is an indirect subsidiary of a holding company controlled by Madison Dearborn Partners, LLC, a private equity investment firm.

Fund(s):	a portion of the assets of Diversified Real Asset

On page 53, add the following after the material about Wellington Management:

The Sub-Sub-Advisors

Principal and Brookfield Investment Management Inc. have entered into a sub-sub-advisory agreement with
AMP Capital Brookfield (US) LLC for the portion of the Diversified Real Asset Fund’s portfolio assets allocated to Brookfield Investment Management Inc. Under the agreement, AMP Capital Brookfield (US) LLC agrees to manage the day-to-day investment of the Fund’s assets allocated to it consistent with the Fund’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Brookfield Investment
Management Inc. and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Fund.

Under the agreement, Brookfield Investment Management Inc. pays a fee to AMP Capital Brookfield (US) LLC which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into this agreement does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays Brookfield Investment
Management Inc. under its sub-advisory agreement. Brookfield Investment Management Inc., and not the
Fund, will bear the expenses of the services that AMP Capital Brookfield (US) LLC provides to the Fund under the agreements.

Sub-Sub-Advisor: AMP Capital Brookfield (US) LLC is jointly owned by Brookfield Asset Management Inc.
(an investment advisor) and AMP Capital Investors (a registered Australian investment advisor).

Fund(s):	a portion of the assets of Diversified Real Asset

Sub-Advisory Agreements for the Funds
Funds for which Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor. On page
55, delete the sub-advisory fee schedule for Principal-REI and substitute:

		Net Asset Value of Fund
	First	Next	Over
Fund	$1 billion	$500 million	$1.5 billion
Diversified Real Asset	0.54%	0.48%	0.44%
(REIT portion)

All Other Funds

On page 56, add the following sub-advisory fee schedules:
		Net Asset Value of Fund
	First	Next	Over
Fund	$150 million	$150 million	$300 million
Diversified Real Asset	0.45%	0.40%	0.35%
(global infrastructure portion) (Brookfield Investment
Management)

		Net Asset Value of Fund
		First	Over
Fund		$300 million	$300 million
Diversified Real Asset (floating rate debt		0.40%	0.30%
portion) (Symphony)

APPENDIX B
Proxy Voting Policies

Add the following Proxy Voting Policies to this section.

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BROOKFIELD INVESTMENT MANAGEMENT INC.
AMP CAPITAL BROOKFIELD (US) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES
JULY 2010

The Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”) set forth the proxy voting policies, procedures and guidelines to be followed by Brookfield Investment
Management Inc. and its subsidiaries (collectively, “BIM”) in voting portfolio proxies relating to securities that are held in the portfolios of the investment companies or other clients
(“Clients”) for which BIM has been delegated such proxy voting authority.

A. Proxy Voting Committee

BIM’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that BIM meets its regulatory and corporate governance obligations in voting of portfolio proxies.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and
Procedures, including any deviations by the proxy voting agent from the proxy voting guidelines
(“Guidelines”).

B.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote on portfolio proxies, BIM owes a fiduciary duty to its Clients to monitor corporate events and to vote portfolio proxies consistent with the best interests of its Clients. In this regard, BIM seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, BIM generally votes portfolio proxies in a uniform manner for its Clients and in accordance with these Policies and
Procedures and the Guidelines.

In meeting its fiduciary duty, BIM generally view proxy voting as a way to enhance the value of the company’s stock held by the Clients. Similarly, when voting on matters for which the
Guidelines dictate a vote be decided on a case-by-case basis, BIM’s primary consideration is the economic interests its Clients.

2. Proxy Voting Agent

BIM may retain an independent third party proxy voting agent to assist BIM in its proxy voting responsibilities in accordance with these Policies and Procedures and in particular, with the
Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, BIM may consider the proxy voting agent’s research and analysis as part of BIM’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. BIM bears ultimate responsibility for how portfolio proxies are voted.
Unless instructed otherwise by BIM, the proxy voting agent, when retained, will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist BIM

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in maintaining records of BIM’s portfolio proxy votes, including the appropriate records necessary for registered investment companies to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the Securities and Exchange
Commission (“SEC”).

3. Material Conflicts of Interest

BIM votes portfolio proxies without regard to any other business relationship between BIM and the company to which the portfolio proxy relates. To this end, BIM must identify material conflicts of interest that may arise between a Client and BIM, such as the following relationships:

• BIM provides significant investment advisory or other services to a portfolio company or its affiliates (the “Company”) whose management is soliciting proxies or BIM is seeking to provide such services;

• BIM serves as an investment adviser to the pension or other investment account of the Company or BIM is seeking to serve in that capacity; or

• BIM and the Company have a lending or other financial-related relationship.

In each of these situations, voting against the Company management’s recommendation may cause BIM a loss of revenue or other benefit.

BIM generally seeks to avoid such material conflicts of interest by maintaining separate investment decision-making and proxy voting decision-making processes. To further minimize possible conflicts of interest, BIM and the Committee employ the following procedures, as long as BIM determines that the course of action is consistent with the best interests of the Clients:

• If the proposal that gives rise to a material conflict is specifically addressed in the
Guidelines, BIM will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to BIM on how to vote on the matter (i.e., case-by-case); or

• If the previous procedure does not provide an appropriate voting recommendation, BIM may retain an independent fiduciary for advice on how to vote the proposal or the Committee may direct BIM to abstain from voting because voting on the particular proposal is impracticable and/or is outweighed by the cost of voting.

4. Certain Foreign Securities

Portfolio proxies relating to foreign securities held by Clients are subject to these Policies and
Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.” If
BIM votes on the portfolio proxy, share-blocking may prevent BIM from selling the shares of the foreign security for a period of time. In determining whether to vote portfolio proxies subject to such restrictions, BIM, in consultation with the Committee, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the

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security that outweighs the cost of voting. If BIM votes on a portfolio proxy and during the
“share-blocking period,” BIM would like to sell the affected foreign security, BIM, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

C. Fund Board Reporting and Recordkeeping

BIM will prepare periodic reports for submission to the Boards of Directors of its affiliated funds
(the “Helios Funds”) describing:

• any issues arising under these Policies and Procedures since the last report to the
Helios Funds’ Boards of Directors and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

• any proxy votes taken by BIM on behalf of the Helios Funds since the last report to the Helios Funds’ Boards of Directors that deviated from these Policies and
Procedures, with reasons for any such deviations.

In addition, no less frequently than annually, BIM will provide the Boards of Directors of the
Helios Funds with a written report of any recommended changes based upon BIM’s experience under these Policies and Procedures, evolving industry practices and developments in the applicable laws or regulations.

BIM will maintain all records that are required under, and in accordance with, the Investment
Company Act of 1940, as amended, and the Investment Advisers Act of 1940, which include, but not limited to:

• these Policies and Procedures, as amended from time to time;

• records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

• records of written client requests for proxy voting information and any written responses of BIM to such requests; and

• any written materials prepared by BIM that were material to making a decision in how to vote, or that memorialized the basis for the decision.

D. Amendments to these Procedures

The Committee shall periodically review and update these Policies and Procedures as necessary.
Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Board of Directors of BIM and to the Boards of Directors of the Helios Funds for review and approval.

E. Proxy Voting Guidelines

Guidelines are available upon request.

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Proxy Voting Guidelines Policy

Symphony has adopted and implemented proxy voting guidelines to ensure that proxies are voted in the best interest of its Clients. These are merely guidelines and specific situations may call for a vote which does not follow the guidelines. In determining how to vote proxies, Symphony will follow the Proxy Voting Guidelines of the independent third party which Symphony has retained to provide proxy voting services (“Symphony’s
Proxy Guidelines”).

Symphony has created a Proxy Voting Committee to periodically review Symphony’s
Proxy Guidelines, address conflicts of interest, specific situations and any portfolio manager’s decision to deviate from Symphony’s Proxy Guideline, (including the third party’s guidelines). Under certain circumstances, Symphony may vote one way for some
Clients and another way for other Clients. For example, votes for a Client who provides specific voting instructions may differ from votes for Clients who do not provide proxy voting instructions. However, when Symphony has discretion, proxies will generally be voted the same way for all Clients. In addition, conflicts of interest in voting proxies may arise between Clients, between Symphony and its employees, or a lending or other material relationship. As a general rule, conflicts will be resolved by Symphony voting in accordance with Symphony’s Proxy Guidelines when:

• Symphony manages the account of a corporation or a pension fund sponsored by a corporation in which Clients of Symphony also own stock. Symphony will vote the proxy for its other Clients in accordance with Symphony’s Proxy
Guidelines and will follow any directions from the corporation or the pension plan, if different than Symphony’s Proxy Guidelines;

• An employee or a member of his/her immediate family is on the Board of
Directors or a member of senior management of the company that is the issuer of securities held in Client’s account;

• Symphony has a borrowing or other material relationship with a corporation whose securities are the subject of the proxy.

Proxies will always be voted in the best interest of Symphony’s Clients. Those situations that do not fit within the general rules for the resolution of conflicts of interest will be reviewed by the Proxy Voting Committee. The Proxy Voting Committee, after consulting with senior management, if appropriate, will determine how the proxy should be voted. For example, when a portfolio manager decides not to follow Symphony’s
Proxy Guidelines, the Proxy Voting Committee will review a portfolio manager’s recommendation and determine how to vote the proxy. Decisions by the Proxy Voting
Committee will be documented and kept with records related to the voting of proxies. A summary of specific votes will be retained in accordance with Symphony’s Books and
Records Requirements which are set forth Symphony’s Compliance Manual and Code of
Ethics.

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